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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [ ]; Amendment Number: __________
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report: __________

Name:    ESSEX EQUITY CAPITAL MANAGEMENT, LLC
Address: 375 Hudson Street
         NEW YORK, NEW YORK 10014

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  John Liu
Title: Chief Executive Officer
Phone: (212) 989-2700

Signature, Place, and Date of Signing:


/s/ JOHN LIU                            New York, New York     February 14, 2011
------------------------------------   --------------------   ------------------
[Signature]                                [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:          9

Form 13F Information Table Value Total:    141,201
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE.

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                           FORM 13F INFORMATION TABLE

          COLUMN 1          COLUMN 2   COLUMN 3   COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8
-------------------------- --------- ----------- --------- ------------------ ---------- -------- ---------------------
                                                                                                     Voting Authority
                           Title of                Value   Shares or Sh/ Put/ Investment   Other  ---------------------
       Name of Issuer        Class      CUSIP     (x$1000)  Prn Amt  Prn call Discretion Managers    Sole   Shared None
-------------------------- --------- ----------- --------- --------- --- ---- ---------- -------- --------- ------ ----
GLOBAL INDEMNITY PLC       SHS       G39319 10 1  $37,001  1,809,358             Sole       N/A   1,809,358
CIT GROUP INC              COM NEW   125581 80 1  $25,071    532,300             Sole       N/A     532,300
ENSCO PLC                  SPONSORED 29358Q 10 9  $23,873    447,224             Sole       N/A     447,224
                           ADR
BECTON DICKINSON & CO.     COM       075887 10 9  $22,437    265,463             Sole       N/A     265,463
NVR INC                    COM       62944T 10 5  $14,746     21,339             Sole       N/A      21,339
RENAISSANCERE HOLDINGS LTD COM       G7496G 10 3  $13,127    206,108             Sole       N/A     206,108
EVEREST RE GROUP LTD       COM       G3223R 10 8  $ 2,239     26,400             Sole       N/A      26,400
BERKLEY W R CORP           COM       084423 10 2  $ 1,917     70,000             Sole       N/A      70,000
HARRIS INTERACTIVE INC     COM       414549 10 5  $   790    647,500             Sole       N/A     647,500